AST Large-Cap Growth Portfolio Investment Strategy - AST Large-Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies. Large companies are defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $310 billion as of January 31, 2026, and the largest company by market capitalization was approximately $4.6 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, real estate investment trusts (REITs), futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. The Portfolio’s subadvisers generally look for companies that they believe will provide an above-average rate of earnings and cash flow growth and which have a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisers believe may provide an opportunity for substantial appreciation. These situations might arise when the Subadvisers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may at times invest significantly in certain sectors, such as the technology sector. The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Jennison Associates LLC, J.P. Morgan Investment Management Inc., Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc. Further, the Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.